UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

Deutsche Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2015

Semiannual Report

to Shareholders

Deutsche Global High Income Fund

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Manager
8 Portfolio Summary
9 Investment Portfolio
31 Statement of Assets and Liabilities
33 Statement of Operations
35 Statement of Changes in Net Assets
36 Financial Highlights
41 Notes to Financial Statements
57 Information About Your Fund's Expenses
59 Advisory Agreement Board Considerations and Fee Evaluation
64 Account Management Resources
66 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary April 30, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	2.11%	2.87%	7.77%	7.01%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–2.49%	–1.76%	6.78%	6.52%
Bank of America Merrill Lynch Global High Yield Constrained Index†	1.99%	3.19%	8.49%	8.63%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.34%	7.99%	6.76%
Adjusted for the Maximum Sales Charge (max 4.50% load)		–2.26%	7.00%	6.27%
Bank of America Merrill Lynch Global High Yield Constrained Index†		2.33%	8.59%	8.34%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	1.57%	2.08%	6.91%	6.18%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–2.33%	–0.79%	6.76%	6.18%
Bank of America Merrill Lynch Global High Yield Constrained Index†	1.99%	3.19%	8.49%	8.63%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.56%	7.13%	5.93%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–1.30%	6.98%	5.93%
Bank of America Merrill Lynch Global High Yield Constrained Index†		2.33%	8.59%	8.34%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	1.59%	1.98%	6.94%	6.21%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.62%	1.98%	6.94%	6.21%
Bank of America Merrill Lynch Global High Yield Constrained Index†	1.99%	3.19%	8.49%	8.63%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.74%	7.19%	5.98%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		1.74%	7.19%	5.98%
Bank of America Merrill Lynch Global High Yield Constrained Index†		2.33%	8.59%	8.34%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	2.09%	3.13%	7.98%	7.23%
Bank of America Merrill Lynch Global High Yield Constrained Index†	1.99%	3.19%	8.49%	8.63%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		2.61%	8.16%	6.98%
Bank of America Merrill Lynch Global High Yield Constrained Index†		2.33%	8.59%	8.34%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	2.13%	3.05%	8.10%	7.35%
Bank of America Merrill Lynch Global High Yield Constrained Index†	1.99%	3.19%	8.49%	8.63%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		2.81%	8.36%	7.12%
Bank of America Merrill Lynch Global High Yield Constrained Index†		2.33%	8.59%	8.34%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2015, are 1.07%, 1.87%, 1.83%, 0.89% and 0.76% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 30 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B, C and S shares for the periods prior to their inception on May 16, 2005, are derived from the historical performance of the Institutional Class shares of Deutsche Global High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Bank of America Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating. The index limits the percentage represented by any single issuer in the index.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
4/30/15	$6.97	$6.95	$6.99	$7.00	$6.94
10/31/14	$7.14	$7.12	$7.16	$7.17	$7.11
Distribution Information as of 4/30/15
Income Dividends, Six Months	$.18	$.15	$.15	$.19	$.19
April Income Dividend	$.0280	$.0234	$.0238	$.0295	$.0296
Capital Gain Distributions, Six Months	$.13	$.13	$.13	$.13	$.13
SEC 30-day Yield‡‡	4.13%	3.56%	3.59%	4.57%	4.64%
Current Annualized Distribution Rate‡‡	4.82%	4.04%	4.09%	5.06%	5.12%

‡‡ The SEC yield is net investment income per share earned over the month ended April 30, 2015, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 3.45% and 4.53% for Class B and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 3.93% and 5.02% for Class B and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 96.6%
Consumer Discretionary 19.2%
Ally Financial, Inc.:
3.25%, 2/13/2018		605,000	604,244
4.125%, 3/30/2020 (b)		615,000	618,075
AMC Entertainment, Inc., 5.875%, 2/15/2022		430,000	446,125
AMC Networks, Inc., 7.75%, 7/15/2021		160,000	174,400
AmeriGas Finance LLC:
6.75%, 5/20/2020		900,000	955,125
7.0%, 5/20/2022		695,000	744,345
APX Group, Inc., 6.375%, 12/1/2019		390,000	389,025
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,115,000	1,167,962
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		590,000	631,672
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	1,350,000	1,584,182
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		970,000	960,300
5.5%, 4/1/2023		1,355,000	1,381,680
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	738,000
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	1,485,000	1,717,455
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	400,000	473,843
Cablevision Systems Corp.:
5.875%, 9/15/2022 (b)		215,000	227,900
8.0%, 4/15/2020		115,000	131,963
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		830,000	821,700
144A, 5.375%, 5/1/2025 (b)		625,000	614,062
144A, 5.875%, 5/1/2027 (b)		1,040,000	1,024,400
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,216,000	1,217,763
144A, 6.375%, 9/15/2020		2,260,000	2,381,475
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		255,000	267,113
Series B, 6.5%, 11/15/2022		690,000	729,675
Series A, 7.625%, 3/15/2020		210,000	219,450
Series B, 7.625%, 3/15/2020		2,165,000	2,278,662
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		1,865,000	1,913,956
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	559,125
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		1,595,000	1,660,794
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		705,000	678,562
D.R. Horton, Inc., 4.0%, 2/15/2020		200,000	203,000
Dana Holding Corp., 5.5%, 12/15/2024		410,000	421,275
DISH DBS Corp.:
4.25%, 4/1/2018		535,000	544,576
5.0%, 3/15/2023		700,000	663,250
6.75%, 6/1/2021		90,000	95,295
7.875%, 9/1/2019		565,000	637,744
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020 (b)		860,000	900,850
144A, 5.75%, 3/1/2023		717,500	753,375
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		745,000	749,842
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022 (b)		930,000	934,650
Harron Communications LP, 144A, 9.125%, 4/1/2020		500,000	548,750
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		620,000	643,250
7.5%, 7/15/2020 (b)		210,000	225,225
11.5%, 7/15/2020		715,000	836,550
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	309,225
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	1,335,000	1,618,925
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		1,050,000	1,038,187
11.25%, 3/1/2021		505,000	515,100
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		305,000	294,325
Lennar Corp., 4.75%, 5/30/2025		520,000	516,100
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		105,000	107,363
144A, 7.0%, 9/1/2020		685,000	729,525
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		680,000	690,200
Mediacom Broadband LLC:
5.5%, 4/15/2021		105,000	106,575
6.375%, 4/1/2023		790,000	837,400
Mediacom LLC, 7.25%, 2/15/2022		205,000	219,350
MGM Resorts International:
6.0%, 3/15/2023 (b)		635,000	657,622
8.625%, 2/1/2019		960,000	1,105,200
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		310,000	311,705
Numericable-SFR:
144A, 4.875%, 5/15/2019		1,045,000	1,054,144
144A, 6.0%, 5/15/2022		1,560,000	1,598,025
144A, 6.25%, 5/15/2024		460,000	472,655
Penske Automotive Group, Inc., 5.375%, 12/1/2024		1,485,000	1,544,400
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		315,000	334,688
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023 (b)		50,000	51,000
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		790,000	807,775
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	237,350
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		435,000	461,100
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		420,000	438,375
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	1,560,000	1,874,261
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	558,644
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	310,500
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		300,000	295,500
UCI International, Inc., 8.625%, 2/15/2019		220,000	196,900
Unitymedia Hessen GmbH & Co., KG:
144A, 4.0%, 1/15/2025	EUR	890,000	1,024,320
144A, 5.5%, 1/15/2023		1,490,000	1,558,912
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		390,000	432,393
Visant Corp., 10.0%, 10/1/2017 (b)		210,000	183,225
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	1,006,283
			58,967,917
Consumer Staples 4.1%
Armored Autogroup, Inc., 9.25%, 11/1/2018		640,000	672,800
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		2,950,000	3,149,125
Campofrio Food Group SA, 144A, 3.375%, 3/15/2022	EUR	400,000	455,893
Chiquita Brands International, Inc., 7.875%, 2/1/2021		164,000	179,170
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		915,000	879,589
144A, 6.75%, 1/1/2020		410,000	429,475
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		1,360,000	1,429,700
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		1,040,000	1,084,720
144A, 7.75%, 10/28/2020		795,000	861,780
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		1,050,000	1,107,750
144A, 8.25%, 2/1/2020		305,000	324,062
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		790,000	788,025
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		410,000	420,250
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		190,000	192,185
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		105,000	93,450
Smithfield Foods, Inc., 6.625%, 8/15/2022		17,000	18,318
The WhiteWave Foods Co., 5.375%, 10/1/2022		410,000	440,750
			12,527,042
Energy 10.2%
Antero Resources Corp.:
5.125%, 12/1/2022 (b)		730,000	726,350
5.375%, 11/1/2021		520,000	525,200
144A, 5.625%, 6/1/2023 (b)		415,000	423,819
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		150,000	146,250
144A, 5.625%, 6/1/2024		195,000	188,663
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		370,000	304,325
6.75%, 11/1/2020		845,000	705,575
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		245,000	254,800
California Resources Corp.:
5.0%, 1/15/2020		315,000	297,675
5.5%, 9/15/2021		720,000	682,200
6.0%, 11/15/2024		290,000	272,600
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		520,000	527,800
Chaparral Energy, Inc., 7.625%, 11/15/2022		685,000	548,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		1,350,000	1,319,625
6.125%, 2/15/2021		105,000	105,525
6.625%, 8/15/2020		520,000	535,600
Concho Resources, Inc., 5.5%, 4/1/2023		835,000	846,481
Continental Resources, Inc., 3.8%, 6/1/2024 (b)		420,000	403,562
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		315,000	325,237
144A, 6.25%, 4/1/2023		195,000	203,775
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		1,080,000	1,077,300
144A, 8.125%, 9/15/2023		205,000	212,688
EP Energy LLC, 6.875%, 5/1/2019 (b)		645,000	664,995
EV Energy Partners LP, 8.0%, 4/15/2019		1,095,000	1,051,200
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		210,000	213,675
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (c)		935,000	972,984
9.75%, 7/15/2020		315,000	258,300
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		395,000	383,150
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	202,950
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	303,600
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		405,000	342,225
Laredo Petroleum, Inc., 6.25%, 3/15/2023		630,000	652,050
Linn Energy LLC, 6.25%, 11/1/2019		255,000	215,475
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		815,000	794,625
144A, 6.5%, 3/15/2021		425,000	419,687
144A, 7.0%, 3/31/2024		1,335,000	1,315,242
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		395,000	383,150
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		585,000	626,535
Newfield Exploration Co., 5.375%, 1/1/2026		310,000	322,400
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,125,000	1,078,594
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		1,235,000	1,256,612
6.875%, 1/15/2023		435,000	441,525
Regency Energy Partners LP:
5.0%, 10/1/2022		255,000	273,487
5.875%, 3/1/2022 (b)		55,000	61,463
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		105,000	109,200
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		1,000,000	1,038,000
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,430,000	1,462,647
5.625%, 4/15/2023		320,000	323,200
144A, 5.625%, 3/1/2025		520,000	522,886
5.75%, 5/15/2024		1,355,000	1,368,550
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		155,000	157,906
Sunoco LP, 144A, 6.375%, 4/1/2023		305,000	317,200
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		155,000	155,388
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		530,000	552,525
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		290,000	247,950
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	950,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		415,000	420,968
144A, 6.25%, 4/1/2023 (b)		935,000	964,826
			31,458,220
Financials 2.9%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		885,000	942,525
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		255,000	273,029
Credit Agricole SA, 144A, 7.875%, 1/29/2049		650,000	695,063
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		615,000	657,281
E*TRADE Financial Corp.:
4.625%, 9/15/2023		410,000	418,713
5.375%, 11/15/2022		380,000	403,750
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	1,785,000	2,064,416
Hellas Telecommunications Finance, 144A, 8.011%**, 7/15/2015 (PIK)*	EUR	513,190	0
MPT Operating Partnership LP:
(REIT), 5.75%, 10/1/2020	EUR	815,000	995,196
(REIT), 6.375%, 2/15/2022		215,000	232,200
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		510,000	548,887
Popular, Inc., 7.0%, 7/1/2019		300,000	303,000
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		520,000	566,800
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		795,000	824,812
			8,925,672
Health Care 6.0%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		210,000	240,542
CHS/Community Health Systems, Inc., 7.125%, 7/15/2020		1,230,000	1,319,175
Community Health Systems, Inc.:
5.125%, 8/1/2021		110,000	113,850
6.875%, 2/1/2022 (b)		430,000	456,338
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		210,000	213,150
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022 (b)		1,045,000	928,744
Endo Finance LLC:
144A, 5.375%, 1/15/2023		455,000	447,606
144A, 5.75%, 1/15/2022		425,000	430,313
144A, 6.0%, 2/1/2025 (b)		315,000	323,072
HCA, Inc.:
5.25%, 4/15/2025		100,000	108,375
7.5%, 2/15/2022		799,000	934,830
Hologic, Inc., 6.25%, 8/1/2020		370,000	383,413
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	2,220,000	2,667,218
Horizon Pharma Financing, Inc., 144A, 6.625%, 5/1/2023		325,000	330,281
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	504,400
LifePoint Hospitals, Inc., 5.5%, 12/1/2021		525,000	551,828
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		345,000	350,606
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		980,000	1,047,375
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		565,000	603,137
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		775,000	794,859
144A, 5.875%, 5/15/2023		720,000	738,900
144A, 6.125%, 4/15/2025		2,085,000	2,151,459
144A, 6.375%, 10/15/2020		495,000	521,606
144A, 7.5%, 7/15/2021		2,100,000	2,278,500
			18,439,577
Industrials 14.1%
ADT Corp.:
3.5%, 7/15/2022 (b)		300,000	282,750
4.125%, 4/15/2019 (b)		90,000	91,404
5.25%, 3/15/2020		675,000	712,125
6.25%, 10/15/2021 (b)		310,000	333,250
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		940,000	1,008,150
Aguila 3 SA, 144A, 7.875%, 1/31/2018 (b)		1,495,000	1,509,950
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		390,000	369,525
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		510,000	510,000
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	3,120,000	3,771,293
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	673,012
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		310,000	308,450
144A, 5.5%, 9/15/2018		200,000	202,250
144A, 5.75%, 3/15/2022 (b)		3,700,000	3,505,750
144A, 6.0%, 10/15/2022 (b)		520,000	488,800
144A, 7.5%, 3/15/2025		205,000	203,206
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019 (PIK)		265,000	268,975
Casella Waste Systems, Inc., 7.75%, 2/15/2019		715,000	729,300
Covanta Holding Corp., 5.875%, 3/1/2024		425,000	439,875
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		535,000	567,100
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		290,000	292,175
Ducommun, Inc., 9.75%, 7/15/2018		615,000	651,900
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	790,000	984,627
EnerSys, 144A, 5.0%, 4/30/2023		105,000	106,313
Ferreycorp SAA, 144A, 4.875%, 4/26/2020 (b)		1,175,000	1,163,250
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		240,000	238,800
FTI Consulting, Inc., 6.0%, 11/15/2022		390,000	415,350
Garda World Security Corp., 144A, 7.25%, 11/15/2021		315,000	313,425
Gates Global LLC:
144A, 5.75%, 7/15/2022	EUR	150,000	156,638
144A, 6.0%, 7/15/2022		390,000	363,675
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		885,000	914,869
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		1,085,000	1,131,112
Masonite International Corp., 144A, 5.625%, 3/15/2023		445,000	465,025
Meritor, Inc.:
6.25%, 2/15/2024		425,000	434,563
6.75%, 6/15/2021		1,015,000	1,060,675
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	382,950
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,570,000	1,444,400
Nortek, Inc., 8.5%, 4/15/2021		800,000	864,000
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	332,695
Oshkosh Corp.:
5.375%, 3/1/2022		322,500	336,206
144A, 5.375%, 3/1/2025		50,000	51,875
Paprec Holding, 144A, 5.25%, 4/1/2022	EUR	2,080,000	2,434,788
Ply Gem Industries, Inc., 6.5%, 2/1/2022 (b)		845,000	820,475
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	50,250
SBA Communications Corp., 5.625%, 10/1/2019		385,000	404,250
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		555,000	578,588
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,568,363
Techem Energy Metering Service GmbH & Co., KG, 144A, 7.875%, 10/1/2020	EUR	200,000	247,094
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	800,000	953,300
Titan International, Inc., 6.875%, 10/1/2020		695,000	630,712
TransDigm, Inc.:
6.0%, 7/15/2022		515,000	518,219
6.5%, 7/15/2024		310,000	314,604
7.5%, 7/15/2021		2,345,000	2,520,875
Triumph Group, Inc., 5.25%, 6/1/2022		260,000	257,400
United Rentals North America, Inc.:
4.625%, 7/15/2023		350,000	354,816
6.125%, 6/15/2023		45,000	47,171
7.375%, 5/15/2020		695,000	749,412
7.625%, 4/15/2022		695,000	766,237
USG Corp., 144A, 5.5%, 3/1/2025		25,000	26,250
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		535,000	579,137
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		505,000	536,563
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022 (b)		335,000	334,372
144A, 4.75%, 4/29/2025		450,000	451,125
			43,223,689
Information Technology 5.5%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	215,506
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		485,000	504,400
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		660,000	681,655
144A, 6.125%, 11/1/2023		255,000	265,838
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021 (b)		900,000	825,750
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK) (b)		630,000	516,600
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		290,000	287,825
CDW LLC, 5.5%, 12/1/2024		1,490,000	1,583,870
CyrusOne LP, 6.375%, 11/15/2022		195,000	205,481
EarthLink Holdings Corp., 7.375%, 6/1/2020		475,000	494,000
Entegris, Inc., 144A, 6.0%, 4/1/2022		310,000	323,950
Equinix, Inc.:
5.375%, 1/1/2022		505,000	523,937
5.75%, 1/1/2025		380,000	399,950
First Data Corp.:
144A, 6.75%, 11/1/2020		877,000	934,005
144A, 8.75%, 1/15/2022 (PIK)		1,795,000	1,920,650
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		530,000	572,665
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		465,000	477,787
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		515,000	516,802
144A, 5.625%, 1/15/2026		475,000	469,062
NCR Corp.:
5.875%, 12/15/2021		105,000	107,625
6.375%, 12/15/2023		265,000	278,913
NXP BV, 144A, 3.75%, 6/1/2018		510,000	524,025
Open Text Corp., 144A, 5.625%, 1/15/2023		420,000	435,750
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		310,000	313,488
United Group BV, 144A, 7.875%, 11/15/2020	EUR	2,730,000	3,275,359
VeriSign, Inc., 144A, 5.25%, 4/1/2025 (b)		295,000	304,942
			16,959,835
Materials 14.6%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,065,000
ArcelorMittal, 6.0%, 8/5/2020		2,170,000	2,264,937
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	300,000	344,013
144A, 6.75%, 1/31/2021 (b)		690,000	715,875
144A, 9.125%, 10/15/2020		2,750,000	2,956,250
Berry Plastics Corp., 5.5%, 5/15/2022		855,000	885,994
Cascades, Inc., 144A, 5.5%, 7/15/2022		300,000	303,750
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	2,750,000	3,412,307
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		595,000	605,412
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		635,000	644,525
Crown European Holdings SA, 144A, 3.375%, 5/15/2025 (c)	EUR	2,610,000	2,916,425
CSN Resources SA, 144A, 6.5%, 7/21/2020 (b)		2,950,000	2,714,000
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		500,000	506,250
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		858,000	800,085
Greif Nevada Holdings, Inc. SCS, 144A, 7.375%, 7/15/2021	EUR	5,000,000	6,603,031
Greif, Inc., 7.75%, 8/1/2019		190,000	213,275
Hexion, Inc.:
6.625%, 4/15/2020		205,000	191,675
8.875%, 2/1/2018 (b)		660,000	588,225
Huntsman International LLC, 5.125%, 4/15/2021	EUR	1,985,000	2,368,161
Kaiser Aluminum Corp., 8.25%, 6/1/2020		500,000	543,750
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,153,125
Novelis, Inc., 8.75%, 12/15/2020		855,000	912,712
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		990,000	1,039,500
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		515,000	527,875
Polymer Group, Inc., 7.75%, 2/1/2019		296,000	305,620
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	870,000	1,014,733
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021 (b)		310,000	286,750
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020 (b)		2,730,000	2,852,850
6.875%, 2/15/2021		1,000,000	1,050,625
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		245,000	251,738
144A, 5.125%, 12/1/2024		125,000	130,313
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		420,000	420,000
SPCM SA, 144A, 6.0%, 1/15/2022		815,000	855,750
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		405,000	396,900
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (b)		1,595,000	1,565,492
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		205,000	213,713
144A, 5.625%, 10/1/2024		100,000	107,500
			44,728,136
Telecommunication Services 18.0%
Altice Financing SA:
144A, 6.5%, 1/15/2022		330,000	336,600
144A, 7.875%, 12/15/2019		445,000	472,835
Altice Finco SA:
144A, 8.125%, 1/15/2024		200,000	210,500
144A, 9.875%, 12/15/2020		445,000	491,169
Altice SA, 144A, 7.25%, 5/15/2022	EUR	890,000	1,033,064
B Communications Ltd., 144A, 7.375%, 2/15/2021		530,000	566,146
Bulgarian Telecommunications Co. EAD, 144A, 6.625%, 11/15/2018	EUR	1,000,000	1,141,040
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		185,000	194,896
CommScope, Inc., 144A, 5.0%, 6/15/2021		515,000	515,000
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		520,000	492,375
144A, 8.25%, 9/30/2020		2,908,000	2,999,311
Digicel Ltd., 144A, 6.75%, 3/1/2023		785,000	773,617
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		310,000	307,675
6.875%, 1/15/2025 (b)		1,365,000	1,321,989
7.125%, 1/15/2023		955,000	959,775
8.5%, 4/15/2020		190,000	210,425
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		475,000	521,313
7.625%, 6/15/2021		415,000	462,725
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		835,000	785,944
7.25%, 10/15/2020		1,405,000	1,448,731
7.5%, 4/1/2021		2,370,000	2,461,837
Intelsat Luxembourg SA:
7.75%, 6/1/2021 (b)		1,195,000	1,097,906
8.125%, 6/1/2023 (b)		185,000	169,332
Level 3 Financing, Inc.:
5.375%, 8/15/2022		1,395,000	1,424,644
144A, 5.375%, 5/1/2025		415,000	414,481
6.125%, 1/15/2021		320,000	338,800
7.0%, 6/1/2020		1,425,000	1,526,531
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	1,500,000	1,673,748
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		620,000	610,700
Pacnet Ltd., 144A, 9.0%, 12/12/2018		330,000	375,210
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	118,461
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	1,300,000	1,511,962
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		1,995,000	2,149,612
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		500,000	553,125
144A, 9.0%, 11/15/2018		1,690,000	1,922,899
Sprint Corp., 7.125%, 6/15/2024		2,015,000	1,936,919
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		210,000	216,563
6.375%, 3/1/2025		1,565,000	1,607,239
6.625%, 11/15/2020		815,000	850,656
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,187,975
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	435,000	528,736
144A, 6.75%, 8/15/2024	EUR	435,000	544,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	348,316
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,045,000	1,061,981
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,965,000	2,134,481
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		625,000	671,875
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		8,710,000	8,666,450
Wind Acquisition Finance SA:
144A, 4.011%**, 7/15/2020	EUR	400,000	448,579
144A, 6.5%, 4/30/2020		380,000	403,750
Windstream Corp.:
6.375%, 8/1/2023		490,000	432,425
7.5%, 4/1/2023 (b)		765,000	724,838
7.75%, 10/15/2020 (b)		130,000	133,575
7.75%, 10/1/2021 (b)		1,365,000	1,341,112
Zayo Group LLC, 144A, 6.0%, 4/1/2023		420,000	422,100
			55,255,948
Utilities 2.0%
AES Corp., 3.262%**, 6/1/2019		350,000	350,000
Calpine Corp.:
5.375%, 1/15/2023		490,000	494,287
5.75%, 1/15/2025		490,000	492,474
Dynegy, Inc., 144A, 7.625%, 11/1/2024		100,000	107,500
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		1,000,000	1,025,000
NGL Energy Partners LP, 5.125%, 7/15/2019		395,000	388,088
NRG Energy, Inc.:
6.25%, 5/1/2024 (b)		2,410,000	2,464,225
7.875%, 5/15/2021		445,000	475,438
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		395,000	388,088
			6,185,100
Total Corporate Bonds (Cost $298,725,790)			296,671,136

Government & Agency Obligations 0.6%
Other Government Related (d) 0.1%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		400,000	393,024
U.S. Treasury Obligation 0.5%
U.S. Treasury Note, 1.0%, 8/31/2016 (e)		1,400,000	1,410,828
Total Government & Agency Obligations (Cost $1,810,632)			1,803,852

Loan Participations and Assignments 0.7%
Senior Loans**
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		700,000	0
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		863,475	867,741
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		625,000	627,834
Term Loan B5, 4.5%, 1/31/2022		770,000	772,768
Total Loan Participations and Assignments (Cost $2,959,138)			2,268,343

Convertible Bond 0.8%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $1,249,749)		1,281,636	2,441,388

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $789,456)		1,279,000	1,176,680

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (f)	21	44,840
Industrials 0.0%
Congoleum Corp.*	23,760	0
Quad Graphics, Inc.	302	6,505
		6,505
Materials 0.0%
GEO Specialty Chemicals, Inc.*	136,977	100,171
GEO Specialty Chemicals, Inc. 144A*	1,703	1,246
		101,417
Total Common Stocks (Cost $291,928)		152,762

Preferred Stock 0.4%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $974,812)	1,080	1,105,785

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $239,283)	1,219	7,929

Securities Lending Collateral 11.6%
Daily Assets Fund Institutional, 0.12% (g) (h) (Cost $35,499,929)	35,499,929	35,499,929

Cash Equivalents 1.1%
Central Cash Management Fund, 0.08% (g) (Cost $3,505,447)	3,505,447	3,505,447

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $346,046,164)†	112.2	344,633,251
Other Assets and Liabilities, Net	(12.2)	(37,526,151)
Net Assets	100.0	307,107,100

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	USD	700,000	708,969	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	1,000,000	600,220	1,025,000
Hellas Telecommunications Finance*	8.011%	7/15/2015	EUR	513,190	146,073	0
					1,455,262	1,025,000

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $345,968,117. At April 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,334,866. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,589,095 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,923,961.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2015 amounted to $33,481,433, which is 10.9% of net assets.

(c) When-issued security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At April 30, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter swap contracts.

(f) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	75,637	44,840	.01

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind in the form of additional principal.

REIT: Real Estate Investment Trust

At April 30, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ ($)	Unrealized Appreciation ($)
6/20/2013 9/20/2018	1,350,000	1	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	97,914	54,377	43,537
9/20/2014 12/20/2019	1,410,000	2	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B–	148,960	88,119	60,841
12/22/2014 3/20/2020	740,000	3	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB–	132,658	115,140	17,518
3/20/2015 6/20/2020	520,000	4	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB–	53,146	51,371	1,775
Total unrealized appreciation							123,671

(i) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Bank of America

2 Morgan Stanley

3 Credit Suisse

4 Barclays Bank PLC

As of April 30, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,864,167	EUR	2,610,000	5/5/2015	66,658	JPMorgan Chase Securities, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	44,188,500	USD	47,081,609	7/13/2015	(2,584,843)	Citigroup, Inc.
EUR	4,095,000	USD	4,455,955	7/13/2015	(146,694)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(2,731,537)

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are, summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (k)
Corporate Bonds	$—	$296,671,136	$0	$296,671,136
Government and Agency Obligations	—	1,803,852	—	1,803,852
Loan Participations and Assignments	—	2,268,343	0	2,268,343
Convertible Bond	—	—	2,441,388	2,441,388
Preferred Security	—	1,176,680	—	1,176,680
Common Stocks (k)	6,505	—	146,257	152,762
Preferred Stock	—	1,105,785	—	1,105,785
Warrants	—	—	7,929	7,929
Short-Term Investments (k)	39,005,376	—	—	39,005,376
Derivatives (l)
Credit Default Swap Contracts	—	123,671	—	123,671
Forward Foreign Currency Exchange Contracts	—	66,658	—	66,658
Total	$39,011,881	$303,216,125	$2,595,574	$344,823,580
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (l)
Forward Foreign Currency Exchange Contracts	$—	$(2,731,537)	$—	$(2,731,537)
Total	$—	$(2,731,537)	$—	$(2,731,537)

There have been no transfers between fair value measurement levels during the period ended April 30, 2015.

(k) See Investment Portfolio for additional detailed categorizations.

(l) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contacts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $307,040,788) — including $33,481,433 of securities loaned	$305,627,875
Investments in Daily Assets Fund Institutional (cost $35,499,929)*	35,499,929
Investment in Central Cash Management Fund (cost $3,505,447)	3,505,447
Total investments in securities, at value (cost $346,046,164)	344,633,251
Receivable for investments sold	703,993
Receivable for investments sold — when-issued securities	424,725
Receivable for Fund shares sold	562,758
Dividends receivable	18,479
Interest receivable	4,696,647
Unrealized appreciation on bilateral swap contracts	123,671
Unrealized appreciation on forward foreign currency exchange contracts	66,658
Upfront payments paid on bilateral swap contracts	309,007
Foreign taxes recoverable	15,267
Other assets	46,511
Total assets	351,600,967
Liabilities
Cash overdraft	495,907
Payable upon return of securities loaned	35,499,929
Payable for investments purchased — when-issued securities	4,304,038
Payable for Fund shares redeemed	861,123
Unrealized depreciation on forward foreign currency exchange contracts	2,731,537
Distributions payable	180,364
Accrued management fee	118,448
Accrued Trustees' fees	2,328
Other accrued expenses and payables	300,193
Total liabilities	44,493,867
Net assets, at value	$307,107,100

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	4,526,028
Net unrealized appreciation (depreciation) on: Investments	(1,412,913)
Swap contracts	123,671
Foreign currency	(2,732,257)
Accumulated net realized gain (loss)	(44,431,318)
Paid-in capital	351,033,889
Net assets, at value	$307,107,100
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($34,173,883 ÷ 4,906,023 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.97
Maximum offering price per share (100 ÷ 95.50 of $6.97)	$7.30
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($355,382 ÷ 51,141 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.95
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($11,399,653 ÷ 1,630,192 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.99
Class S Net Asset Value, offering and redemption price(a) per share ($223,760,545 ÷ 31,963,072 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.00
Institutional Class Net Asset Value, offering and redemption price(a) per share ($37,417,637 ÷ 5,388,719 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.94

(a) Redemption price per share for shares held less than 30 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2015 (Unaudited)
Investment Income
Income: Interest	$9,540,580
Dividends	67,770
Income distributions — Central Cash Management Fund	2,629
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	47,890
Total income	9,658,869
Expenses: Management fee	758,609
Administration fee	151,722
Services to shareholders	251,175
Distribution and service fees	98,332
Custodian fee	15,692
Professional fees	58,143
Reports to shareholders	23,829
Registration fees	33,894
Trustees' fees and expenses	6,935
Other	28,806
Total expenses before expense reductions	1,427,137
Expense reductions	(52,197)
Total expenses after expense reductions	1,374,940
Net investment income (loss)	8,283,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(2,432,690)
Swap contracts	653,181
Foreign currency	9,668,293
7,888,784
Change in net unrealized appreciation (depreciation) on: Investments	(5,828,250)
Swap contracts	(556,933)
Foreign currency	(3,352,958)
(9,738,141)
Net gain (loss)	(1,849,357)
Net increase (decrease) in net assets resulting from operations	$6,434,572

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations: Net investment income (loss)	$8,283,929	$18,135,495
Operations: Net investment income (loss)	$8,283,929	$18,135,495
Net realized gain (loss)	7,888,784	5,560,279
Change in net unrealized appreciation (depreciation)	(9,738,141)	(6,865,345)
Net increase (decrease) in net assets resulting from operations	6,434,572	16,830,429
Distributions to shareholders from: Net investment income: Class A	(900,171)	(2,111,013)
Class B	(9,418)	(29,799)
Class C	(240,047)	(571,521)
Class S	(5,931,287)	(14,202,783)
Institutional Class	(1,035,848)	(1,732,527)
Net realized gains: Class A	(680,835)	—
Class B	(9,154)	—
Class C	(208,976)	—
Class S	(4,266,081)	—
Institutional Class	(761,770)	—
Total distributions	(14,043,587)	(18,647,643)
Fund share transactions: Proceeds from shares sold	36,845,831	61,969,721
Reinvestment of distributions	12,177,502	15,949,410
Payments for shares redeemed	(43,174,403)	(86,054,609)
Redemption fees	1,386	26,417
Net increase (decrease) in net assets from Fund share transactions	5,850,316	(8,109,061)
Increase (decrease) in net assets	(1,758,699)	(9,926,275)
Net assets at beginning of period	308,865,799	318,792,074
Net assets at end of period (including undistributed net investment income of $4,526,028 and $4,358,870, respectively)	$307,107,100	$308,865,799

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/15 (Unaudited)		2014		2013	2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$7.14		$7.17		$7.08	$6.74		$6.91	$6.36
Income (loss) from investment operations: Net investment income (loss)a	.18		.39		.42	.47		.49	.52
Net realized and unrealized gain (loss)	(.04)		(.02)		.11	.34		(.16)	.55
Total from investment operations	.14		.37		.53	.81		.33	1.07
Less distributions from: Net investment income	(.18)		(.40)		(.43)	(.47)		(.49)	(.52)
Net realized gains	(.13)		—		(.01)	—		(.01)	—
Total distributions	(.31)		(.40)		(.44)	(.47)		(.50)	(.52)
Redemption fees	.00	***	.00	***	.00 ***	.00	***	.00 ***	.00	***
Net asset value, end of period	$6.97		$7.14		$7.17	$7.08		$6.74	$6.91
Total Return (%)b	2.11	**	5.44	c	7.50	12.49	c	4.98	17.48	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		37		34	33		31	30
Ratio of expenses before expense reductions (%)	1.09	*	1.07		1.06	1.07		1.07	1.10
Ratio of expenses after expense reductions (%)	1.09	*	1.07		1.06	1.06		1.07	1.04
Ratio of net investment income (%)	5.26	*	5.42		5.86	6.79		7.11	7.87
Portfolio turnover rate (%)	28	**	55		59	69		57	71
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$7.12		$7.16		$7.06		$6.72		$6.89	$6.34
Income (loss) from investment operations: Net investment income (loss)a	.15		.34		.37		.41		.44	.47
Net realized and unrealized gain (loss)	(.04)		(.03)		.12		.35		(.16)	.55
Total from investment operations	.11		.31		.49		.76		.28	1.02
Less distributions from: Net investment income	(.15)		(.35)		(.38)		(.42)		(.44)	(.47)
Net realized gains	(.13)		—		(.01)		—		(.01)	—
Total distributions	(.28)		(.35)		(.39)		(.42)		(.45)	(.47)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$6.95		$7.12		$7.16		$7.06		$6.72	$6.89
Total Return (%)b	1.57	c**	4.64	c	6.82	c	11.64	c	4.16	16.61	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4		1		1		1		2	2
Ratio of expenses before expense reductions (%)	1.91	*	1.87		1.86		1.85		1.87	1.87
Ratio of expenses after expense reductions (%)	1.85	*	1.82		1.82		1.85		1.87	1.80
Ratio of net investment income (%)	4.50	*	4.69		5.11		6.02		6.32	7.11
Portfolio turnover rate (%)	28	**	55		59		69		57	71
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$7.16		$7.20		$7.11		$6.76		$6.93	$6.38
Income (loss) from investment operations: Net investment income (loss)a	.16		.34		.37		.42		.44	.47
Net realized and unrealized gain (loss)	(.05)		(.03)		.11		.35		(.16)	.55
Total from investment operations	.11		.31		.48		.77		.28	1.02
Less distributions from: Net investment income	(.15)		(.35)		(.38)		(.42)		(.44)	(.47)
Net realized gains	(.13)		—		(.01)		—		(.01)	—
Total distributions	(.28)		(.35)		(.39)		(.42)		(.45)	(.47)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$6.99		$7.16		$7.20		$7.11		$6.76	$6.93
Total Return (%)b	1.59	**	4.65	c	6.68	c	11.84	c	4.21	16.60	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11		11		12		12		10	11
Ratio of expenses before expense reductions (%)	1.83	*	1.83		1.82		1.81		1.81	1.82
Ratio of expenses after expense reductions (%)	1.83	*	1.82		1.82		1.80		1.81	1.76
Ratio of net investment income (%)	4.53	*	4.68		5.10		6.05		6.37	7.15
Portfolio turnover rate (%)	28	**	55		59		69		57	71
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$7.17		$7.21	$7.11	$6.77	$6.94	$6.39
Income (loss) from investment operations: Net investment income (loss)a	.19		.41	.44	.48	.50	.53
Net realized and unrealized gain (loss)	(.04)		(.03)	.12	.35	(.15)	.55
Total from investment operations	.15		.38	.56	.83	.35	1.08
Less distributions from: Net investment income	(.19)		(.42)	(.45)	(.49)	(.51)	(.53)
Net realized gains	(.13)		—	(.01)	—	(.01)	—
Total distributions	(.32)		(.42)	(.46)	(.49)	(.52)	(.53)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$7.00		$7.17	$7.21	$7.11	$6.77	$6.94
Total Return (%)b	2.09	**	5.70	7.89	12.68	5.19	17.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	224		231	244	264	260	290
Ratio of expenses before expense reductions (%)	.90	*	.89	.89	.89	.90	.98
Ratio of expenses after expense reductions (%)	.85	*	.82	.82	.89	.89	.92
Ratio of net investment income (%)	5.51	*	5.68	6.10	6.97	7.30	7.98
Portfolio turnover rate (%)	28	**	55	59	69	57	71
a Based on average shares outstanding during the period.
b Total return would have been lower had certain operating expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$7.11		$7.15	$7.06	$6.72	$6.88	$6.34
Income (loss) from investment operations: Net investment income (loss)a	.19		.41	.44	.49	.52	.54
Net realized and unrealized gain (loss)	(.04)		(.03)	.11	.34	(.15)	.54
Total from investment operations	.15		.38	.55	.83	.37	1.08
Less distributions from: Net investment income	(.19)		(.42)	(.45)	(.49)	(.52)	(.54)
Net realized gains	(.13)		—	(.01)	—	(.01)	—
Total distributions	(.32)		(.42)	(.46)	(.49)	(.53)	(.54)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$6.94		$7.11	$7.15	$7.06	$6.72	$6.88
Total Return (%)	2.13	**	5.76	7.84	12.89	5.52	17.78	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37		29	29	42	34	44
Ratio of expenses before expense reductions (%)	.77	*	.76	.74	.74	.73	.74
Ratio of expenses after expense reductions (%)	.77	*	.76	.74	.74	.73	.68
Ratio of net investment income (%)	5.61	*	5.72	6.20	7.11	7.46	8.23
Portfolio turnover rate (%)	28	**	55	59	69	57	71
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global High Income Fund (the "Fund") is a diversified series of Deutsche Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are not subject to an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2014, the Fund had a net tax basis capital loss carryforward of approximately $46,472,000, including $46,102,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2016 ($21,096,000) and October 31, 2017 ($25,006,000), the respective expiration dates, whichever occurs first; and approximately $370,000 of post-enactment short-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss, forward foreign currency exchange contracts and swaps. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 30 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2015, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the Fund invested in credit default swap contracts sold with a total notional value generally indicative of a range from $4,020,000 to $8,440,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $51,538,000 to $64,708,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $2,864,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$123,671	$123,671
Foreign Exchange Contracts (b)	66,658	—	66,658
	$66,658	$123,671	$190,329
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Unrealized appreciation on bilateral swap contracts
(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Forward Foreign Exchange Contracts (a)	$(2,731,537)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$653,181	$653,181
Foreign Exchange Contracts (b)	10,332,811	—	10,332,811
	$10,332,811	$653,181	$10,985,992
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$(556,933)	$(556,933)
Foreign Exchange Contracts (b)	(3,360,493)	—	(3,360,493)
	$(3,360,493)	$(556,933)	$(3,917,426)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on swap contracts
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of April 30, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received	Non-Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$43,537	$—	$—	$—	$43,537
Barclays Bank PLC	1,775	—	—	—	1,775
Credit Suisse	17,518	—	—	—	17,518
JPMorgan Chase Securities, Inc.	66,658	(66,658)	—	—	—
Morgan Stanley	60,841	—	—	—	60,841
	$190,329	$(66,658)	$—	$—	$123,671
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged	Non-Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Citigroup, Inc.	$2,584,843	$—	$—	$(987,579)	$1,597,264
JPMorgan Chase Securities, Inc.	146,694	(66,658)	—	—	80,036
	$2,731,537	$(66,658)	$—	$(987,579)	$1,677,300

(a) The actual collateral pledged may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $100,761,766 and $80,682,289, respectively. Purchases and sales of U.S. Treasury securities aggregated $1,411,083 and $1,007,301, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee, based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.50%
Next $1.5 billion of such net assets	.49%
Next $2.5 billion of such net assets	.48%
Next $5 billion of such net assets	.47%
Over $10 billion of such net assets	.46%

Accordingly, for the six months ended April 30, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.50% of the Fund's average daily net assets.

For the period from November 1, 2014 through January 31, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.10%
Class B	1.85%
Class C	1.85%
Class S	.85%
Institutional Class	.85%

For the six months ended April 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class B	$118
Class S	52,079
$52,197

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2015, the Administration Fee was $151,722, of which $25,205 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Service Provider Fee	Total Aggregated	Unpaid at April 30, 2015
Class A	$5,539	$2,134
Class B	205	73
Class C	902	392
Class S	42,861	15,407
Institutional Class	1,069	342
	$50,576	$18,348

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2015
Class B	$1,605	$228
Class C	40,704	6,929
	$42,309	$7,157

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2015	Annualized Rate
Class A	$42,361	$20,547	.24%
Class B	534	243	.25%
Class C	13,128	6,357	.24%
	$56,023	$27,147

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares of the Fund for the six months ended April 30, 2015 aggregated $576.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2015, the CDSC for Class B shares aggregated $73. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2015, DDI received $2,288 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $10,800, of which $9,938 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2015, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,164.

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2015, there was one account that held approximately 25% of the outstanding shares of the Fund.

F. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

G. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	953,221	$6,597,904	1,951,228	$14,101,687
Class B	—	—	5,258	38,125
Class C	193,032	1,339,010	344,357	2,500,424
Class S	2,221,663	15,485,438	5,379,647	39,094,694
Institutional Class	1,897,241	13,423,479	864,048	6,234,791
		$36,845,831		$61,969,721
Shares issued to shareholders in reinvestment of distributions
Class A	211,236	$1,454,761	264,553	$1,913,558
Class B	2,723	18,572	4,106	29,603
Class C	56,697	391,658	67,065	486,953
Class S	1,231,208	8,521,742	1,625,078	11,810,802
Institutional Class	260,874	1,790,769	236,900	1,708,494
		$12,177,502		$15,949,410
Shares redeemed
Class A	(1,377,099)	$(9,554,283)	(1,849,006)	$(13,381,698)
Class B	(23,524)	(162,680)	(44,969)	(323,969)
Class C	(193,118)	(1,335,134)	(461,184)	(3,348,899)
Class S	(3,743,270)	(26,038,425)	(8,566,568)	(62,034,543)
Institutional Class	(885,438)	(6,083,881)	(970,080)	(6,965,500)
		$(43,174,403)		$(86,054,609)
Redemption fees		$1,386		$26,417
Net increase (decrease)
Class A	(212,642)	$(1,501,517)	366,775	$2,636,058
Class B	(20,801)	(144,108)	(35,605)	(256,241)
Class C	56,611	395,534	(49,762)	(361,522)
Class S	(290,399)	(2,029,960)	(1,561,843)	(11,105,141)
Institutional Class	1,272,677	9,130,367	130,868	977,785
		$5,850,316		$(8,109,061)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,021.10	$1,015.70	$1,015.90	$1,020.90	$1,021.30
Expenses Paid per $1,000*	$5.46	$9.25	$9.15	$4.26	$3.86
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,019.39	$1,015.62	$1,015.72	$1,020.58	$1,020.98
Expenses Paid per $1,000*	$5.46	$9.25	$9.15	$4.26	$3.86

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Deutsche Global High Income Fund	1.09%	1.85%	1.83%	.85%	.77%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Global High Income Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Trustees observed that the Lipper expense universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SGHAX	SGHBX	SGHCX	SGHSX	MGHYX
CUSIP Number	25155T 882	25155T 809	25155T 700	25155T 601	25155T 502
Fund Number	416	616	716	2100	596

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DG HIF-3
(R-027570-4 6/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2015